DERIVATIVE INSTRUMENTS (Narrative) (Details) $ in Thousands, $ in Thousands, lb in Millions	1 Months Ended	12 Months Ended
	Dec. 19, 2022 USD ($) lb	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 27, 2025 USD ($)	Dec. 31, 2024 USD ($)
Copper collar contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Realized loss on options			$ 5,177	$ 1,041
Fuel call options [Member]
Disclosure of detailed information about financial instruments [line items]
Realized loss on options			$ 165	$ 2,004
Florence Copper project [Member] | Mitsui & Co. (U.S.A.) Inc. [Member]
Disclosure of detailed information about financial instruments [line items]
Conditional initial investment	$ 50,000					$ 10,000
Percentage of copper produced	2.67%
Percentage of delivery price equal to the market price of copper delivered	25.00%
Additional equity investment acquired	$ 50,000
Percentage of equity interests acquired	10.00%
Percentage of right to buy-back of Copper Stream	100.00%
Threshold amount of copper to be deliver for termination of Copper Stream | lb	40
Percentage of copper cathode produced	81.00%
Description of offtake contract	Mitsui's offtake entitlement would also reduce to 30% if the Equity Option is not exercised by its expiry date, until the Copper Stream deposit is reduced to nil.
Florence copper stream		$ 67,813
Fair value adjustment on Florence copper stream derivative		$ 10,880
Florence Copper project [Member] | Mitsui & Co. (U.S.A.) Inc. [Member] | Subsequent Events [Member]
Disclosure of detailed information about financial instruments [line items]
Conditional initial investment					$ 10,000